Pledged Assets and Collateral (Associated Liabilities Collateralized by Pledged Assets) (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2023	Mar. 31, 2022
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Deposits	¥ 988	¥ 910
Payables under repurchase agreements	10,542	5,864
Payables under securities lending transactions	721	645
Other short-term borrowings	1,003	5,113
Long-term debt	2,173	542
Total	¥ 15,427	¥ 13,074